Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
General and administrative expense to related parties	$ 147,255	$ 122,025	$ 249,614	$ 243,225	$ 485,332	$ 740,975
Research and development expenses to related parties	121,900	122,400	244,800	244,800	490,908	495,638
Interest expense to related parties	$ 2,817	$ 2,561	$ 5,633	$ 5,094	$ 60,135	$ 42,821